Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands	Jun. 13, 2023 MXN ($)	Jun. 13, 2023 USD ($)	Feb. 17, 2022 USD ($)	Oct. 18, 2019 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Sep. 30, 2023 MXN ($)	Sep. 22, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Sep. 09, 2022 MXN ($)	Nov. 24, 2021 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities								$ 16,801,108		$ 10,533,137
Legal proceedings damage sought by plaintiffs							$ 193,713
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 51,454
Contingent Liability for Public Works Contract
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs				$ 137,300
Administrative Claim | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			$ 240,488		$ 14,607	$ 113,582
Tax Contingent Liability | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities									$ 8,349,608		$ 5,852,222	$ 3,084,975
Bankruptcy Proceedings | AVALONE MARINE, S.A.P.I de C.V.
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 2,722,635
Double Payment Repetition Proceeding
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 91,069	$ 6,639